Associated companies (Details 3) - Roche Holding AG, Switzerland - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Proportion of voting rights held in associate	33.30%	33.30%	33.30%
Proportion of ownership interest in associate	6.20%	6.20%	6.20%
Dividends received	$ 522	$ 487
Gain on divestment of interests in associated companies	14,556
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 20,700